Related parties - Executive directors' remuneration and benefits (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Executive directors
Disclosure of transactions between related parties
Percentage of Group STI achievement	80.00%
Percentage of Individual Performance Achievement	20.00%
Percentage of vested LTIs and accrued dividends released first	50.00%
Percentage of vested LTIs and accrued dividends released second	50.00%
Executive directors | Minimum
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	84.00%
Executive directors | Maximum
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	95.00%
S Baloyi
Disclosure of transactions between related parties
Salary	R 12,514	R 2,503
Risk and Retirement funding	1,276	385
Vehicle benefit	300	75
Healthcare	160	36
Taxable fringe benefits	96	7
Total salary and benefits	14,346	3,006
Annual short-term incentive	11,213	1,473
Long-term incentive gains	353	2,675
Total annual remuneration	25,912	R 7,154
Period apportioned as Prescribed Officer		9 months
Period apportioned as President and CEO		3 months
WP Bruns
Disclosure of transactions between related parties
Salary	5,982
Risk and Retirement funding	788
Healthcare	147
Taxable fringe benefits	17
Total salary and benefits	6,934
Annual short-term incentive	3,984
Long-term incentive gains	387
Total annual remuneration	R 11,305
Period apportioned as Executive Director	10 months
FR Grobler
Disclosure of transactions between related parties
Salary		R 10,615
Healthcare		117
Taxable fringe benefits		55
Total salary and benefits		10,787
Annual short-term incentive		4,882
Long-term incentive gains		5,492
Total annual remuneration		21,161
VD Kahla
Disclosure of transactions between related parties
Salary	R 8,499	8,216
Risk and Retirement funding	382	388
Healthcare	147	132
Taxable fringe benefits	606	570
Total salary and benefits	9,634	9,306
Annual short-term incentive	4,360	2,579
Long-term incentive gains	3,569	2,794
Total annual remuneration	17,563	14,679
HA Rossouw
Disclosure of transactions between related parties
Salary	1,336	7,901
Risk and Retirement funding	151	894
Taxable fringe benefits		38
Total salary and benefits	1,487	8,833
Annual short-term incentive		2,804
Total annual remuneration	R 1,487	R 11,637